Derivative instruments and risk management (Tables)	12 Months Ended
Dec. 31, 2023
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of notional amounts and related fair value measurements of derivative instruments
The following table shows the aggregate notional amounts of derivative contracts outstanding listed by type and respective gross positive or negative fair values and classified by those used for risk management (sub-classified as hedging and those that do not qualify for hedge accounting), client services and credit derivatives. Fair value of derivatives is recorded in the consolidated balance sheets in other assets and other liabilities. Gross positive fair values are recorded in other assets and gross negative fair values are recorded in other liabilities, subject to netting when master netting agreements are in place.

December 31, 2023	Derivative instrument	Number of contracts	Notional amounts	Gross positive fair value	Gross negative fair value	Net fair value
Risk management derivatives
Net investment hedges	Currency swaps	5	97,194	18	(267)	(249)
Fair value hedges	Currency swaps	3	150,826	5,361	—	5,361
Derivatives not formally designated as hedging instruments	Currency swaps	57	1,368,006	5,350	(22,206)	(16,856)
Subtotal risk management derivatives			1,616,026	10,729	(22,473)	(11,744)

Client services derivatives	Spot and forward foreign exchange	99	220,292	1,761	(1,646)	115
Total derivative instruments			1,836,318	12,490	(24,119)	(11,629)

December 31, 2022	Derivative instrument	Number of contracts	Notional amounts	Gross positive fair value	Gross negative fair value	Net fair value
Risk management derivatives
Net investment hedges	Currency swaps	1	5,207	—	(215)	(215)
Fair value hedges	Currency swaps	4	130,751	2,714	(191)	2,523
Derivatives not formally designated as hedging instruments	Currency swaps	63	1,884,169	8,052	(10,269)	(2,217)
Subtotal risk management derivatives			2,020,127	10,766	(10,675)	91

Client services derivatives	Spot and forward foreign exchange	160	312,772	2,401	(2,237)	164
Total derivative instruments			2,332,899	13,167	(12,912)	255

Schedule of offsetting assets
The Bank also elected not to offset certain derivative assets or liabilities and all collateral received or paid that the Bank or the counterparties could legally offset in the event of default. In the tables below, these positions are deducted from the net fair value presented in the consolidated balance sheets in order to present the net exposures. The collateral values presented in the following table are limited to the related net derivative asset or liability balance and, accordingly, do not include excess collateral received or paid.

	Gross fair value recognized	Less: offset applied under master netting agreements	Net fair value presented in the consolidated balance sheets	Less: positions not offset in the consolidated balance sheets
December 31, 2023				Gross fair value of derivatives	Cash collateral received / paid	Net exposures
Derivative assets
Spot and forward foreign exchange and currency swaps	12,490	(10,148)	2,342	—	(368)	1,974

Derivative liabilities
Spot and forward foreign exchange and currency swaps	24,119	(10,148)	13,971	—	(8,401)	5,570
Net negative fair value			(11,629)

	Gross fair value recognized	Less: offset applied under master netting agreements	Net fair value presented in the consolidated balance sheets	Less: positions not offset in the consolidated balance sheets
December 31, 2022				Gross fair value of derivatives	Cash collateral received / paid	Net exposures
Derivative assets
Spot and forward foreign exchange and currency swaps	13,167	(6,658)	6,509	—	(9)	6,500

Derivative liabilities
Spot and forward foreign exchange and currency swaps	12,912	(6,658)	6,254	—	(352)	5,902
Net positive fair value			255

Schedule of offsetting liabilities
The Bank also elected not to offset certain derivative assets or liabilities and all collateral received or paid that the Bank or the counterparties could legally offset in the event of default. In the tables below, these positions are deducted from the net fair value presented in the consolidated balance sheets in order to present the net exposures. The collateral values presented in the following table are limited to the related net derivative asset or liability balance and, accordingly, do not include excess collateral received or paid.

	Gross fair value recognized	Less: offset applied under master netting agreements	Net fair value presented in the consolidated balance sheets	Less: positions not offset in the consolidated balance sheets
December 31, 2023				Gross fair value of derivatives	Cash collateral received / paid	Net exposures
Derivative assets
Spot and forward foreign exchange and currency swaps	12,490	(10,148)	2,342	—	(368)	1,974

Derivative liabilities
Spot and forward foreign exchange and currency swaps	24,119	(10,148)	13,971	—	(8,401)	5,570
Net negative fair value			(11,629)

	Gross fair value recognized	Less: offset applied under master netting agreements	Net fair value presented in the consolidated balance sheets	Less: positions not offset in the consolidated balance sheets
December 31, 2022				Gross fair value of derivatives	Cash collateral received / paid	Net exposures
Derivative assets
Spot and forward foreign exchange and currency swaps	13,167	(6,658)	6,509	—	(9)	6,500

Derivative liabilities
Spot and forward foreign exchange and currency swaps	12,912	(6,658)	6,254	—	(352)	5,902
Net positive fair value			255

Schedule of location and amount of gains (losses) recorded in either the consolidated statements of operations or consolidated statements of comprehensive income on derivative instruments outstanding
The following tables show the location and amount of gains (losses) recorded in either the consolidated statements of operations or consolidated statements of comprehensive income on derivative instruments outstanding.

		Year ended
Derivative instrument	Consolidated statements of operations line item	December 31, 2023	December 31, 2022	December 31, 2021
Spot and forward foreign exchange	Foreign exchange revenue	(47)	28	(131)
Currency swaps, not designated as hedge	Foreign exchange revenue	(14,639)	(7,188)	23,531
Currency swaps - fair value hedges	Foreign exchange revenue	2,837	3,842	(5,357)
Total net gains (losses) recognized in net income		(11,849)	(3,318)	18,043

Derivative instrument	Consolidated statements of comprehensive income line item	December 31, 2023	December 31, 2022	December 31, 2021
Currency swaps - net investment hedge	Unrealized net gains (losses) on translation of net investment in foreign operations	(35)	(1,123)	5,495
Total net gains (losses) recognized in comprehensive income		(35)	(1,123)	5,495